M Large Cap Value Fund (Prospectus Summary) | M Large Cap Value Fund
M LARGE CAP VALUE FUND
Investment Goal
The Fund seeks long-term capital appreciation.
Fund Fees and Expenses

The fees and expenses reflected in the table below do not include the fees and charges associated with variable annuities or variable life insurance plans. Fees and charges for life insurance and annuity products typically include a sales load and/or a surrender charge and other charges for insurance benefits. If these fees and charges were included, the costs shown below would be higher.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	M Large Cap Value Fund
Management Fees	0.45%
Distribution (12b-1) Fee	none
Other Expenses	0.19%	[1]
Total Annual Fund Operating Expenses	0.64%
[1]	For the period from May 1, 2018 to April 30, 2019, the Adviser contractually agreed to reimburse the Fund for certain operating expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets. The Adviser may elect to recapture any amounts waived or reimbursed earlier in the fiscal year, subject to certain conditions, including that repayment does not cause operating expenses to exceed 0.25%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a hypothetical 5% return each year and that the Fund's operating expenses remain the same and the expense limitation remains in place for the time period indicated. These expense examples do not reflect the fees and charges imposed by the applicable insurance company. If these fees and charges were included, the costs shown below would be higher. Although your actual costs (and returns) may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
| | M Large Cap Value Fund | USD ($)	65	205	357	798

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in the large capitalization segment of the U.S. stock market. AJO, LP ("AJO"), the Fund's sub-adviser, defines "large capitalization" as capitalizations of $5 billion or more. This strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice.

AJO uses a systematic, disciplined, quantitative investment process. AJO is value oriented, but believes superior results are best achieved by combining value, management, momentum, and sentiment. AJO focuses on well-managed companies with quality cash profits, relatively low market valuations, positive price and earnings momentum and favorable investor sentiment. It optimizes portfolios to diversify multi-faceted risk. The Fund is fully invested, sector-neutral and well diversified in terms of industry, fundamental characteristics and various statistical measures of risk. AJO seeks to minimize implementation shortfall, defined as the difference between valuation price and execution price, including commissions, spreads, market impact and opportunity cost.

Principal Investment Risks

As with any mutual fund, there is no guarantee that the Fund will achieve its goals. The Fund's share price will fluctuate, which means you could lose money on your investment in the Fund. The Fund's investment performance could be worse than other investments:

•  if the stock market as a whole goes down;

•  if the market values the stocks in the Fund's portfolio lower than AJO believes they should be valued;

•  if AJO's value, management, momentum and sentiment factors do not correctly identify companies with above-market return potential;

•  if AJO's quantitative investment process otherwise fails to perform as intended;

•  due to the costs and risks of relatively active trading;

•  because performance of companies in the financials sector may be adversely impacted by many factors;

•  because a cybersecurity breach could result in the loss or theft of customer data or funds;

•  because the 2008 financial crisis in the U.S. and many foreign economies, including the European sovereign debt and banking crises, as well as ongoing responses by governments and reactions by market participants have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets;

•  because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, may be more prone to global economic risks and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion;

•  because value-oriented investments may underperform when growth investing is in favor; or

•  because changes in government regulations may adversely affect the value of a security.

Performance

The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year since for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance ( i.e. , Russell 1000 Value Index). The performance prior to May 1, 2013 reflects the performance results obtained under a different sub-adviser using different investment strategies. Had the current sub-adviser and investment strategies been in place during the period shown, the performance results may have been different. The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the Fund. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar Year Total Returns

Highest quarterly return: 13.13% (for the quarter ended 06/30/2009) Lowest quarterly return: (21.13)% (for the quarter ended 12/31/2008)
Average Annual Total Returns (for the periods ended December 31, 2017)

The table below shows the Fund's average annual total returns for the periods indicated and how those returns compare to those of the Russell 1000 Value Index. You cannot invest directly in an index. The Index is calculated on a total return basis and reflects no deduction for fees, expenses or taxes.

Average Annual Total Returns - -	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
M Large Cap Value Fund	M Large Cap Value Fund	14.99%	13.02%	6.34%
Russell 1000 Value Index	Russell 1000 Value Index	13.66%	14.04%	7.10%